Commitments and Contingencies - Additional Information (Details) gal in Millions			12 Months Ended
	Sep. 12, 2025 USD ($)	Apr. 24, 2024 Claim	Dec. 31, 2025 USD ($) Subsidiary State	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($)	Feb. 18, 2026 lawsuit	Oct. 09, 2025 a	Aug. 14, 2025 a	May 21, 2025 USD ($)	May 09, 2025 a	Jul. 24, 2024 Improvement	Jun. 14, 2024 lawsuit	Dec. 20, 2023 lawsuit	Dec. 11, 2023 Standard	Dec. 06, 2023 USD ($)	Nov. 16, 2023 Investigation	Nov. 11, 2023 Customer	Nov. 10, 2023 Customer	Apr. 28, 2023 USD ($)	Dec. 05, 2022 USD ($)	Oct. 31, 2022 gal	Feb. 28, 2021 Parcel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 Agreement
Commitments And Contingencies [Line Items]
Estimated capital expenditures under legal and binding contractual obligations			$ 1,500,000,000
Purchase obligation			138,000,000	$ 129,000,000	$ 125,000,000
Loss contingency, probable loss			8,000,000
Daily production, number of gallons related to desalinated water | gal																					6.4
Initial daily production, number of gallons related to desalinated water | gal																					4.8
Number of dismissed claims | Claim		1
Settlement payments received			$ 159,000,000
Number of utility subsidiaries | Subsidiary			7
Number of denied regulatory application | State			2
Total escrow account funds held in law firm			$ 114,000,000
Escrowed funds			47,000,000
Cal Am
Commitments And Contingencies [Line Items]
Number of agreements, void | Agreement																										4
Number of agreements | Agreement																										5
Number of agreements, valid | Agreement																										1
Dunbar | WVAWC
Commitments And Contingencies [Line Items]
Loss contingency, probable loss			5,000,000
Litigation settlement, proposed maximum pre-tax amount	$ 18,000,000
Litigation settlement, amount awarded to other party	$ 5,000,000
Loss contingency, probable loss, net of tax			4,000,000
West Virginia | WVPSC
Commitments And Contingencies [Line Items]
Number of focused general investigations | Investigation																2
West Virginia | WVAWC
Commitments And Contingencies [Line Items]
Number of customers for whom a precautionary boil water advisory was issued to | Customer																	300
Number of customers who completed claim process | Customer				594
Natural gas outage inconvenience per household, average amount paid				$ 1,500
West Virginia | Mountaineer Gas Company
Commitments And Contingencies [Line Items]
Number of customer serving (over) | Customer																		220,000
Number of customer affected by loss of natural gas service | Customer																		1,500
West Virginia | Mountaineer Gas Company and WVAWC
Commitments And Contingencies [Line Items]
Number of pending lawsuits | lawsuit												4
Number of pending lawsuits with answers provided for | lawsuit													3
Number of recommended operational improvements | Improvement											3
West Virginia | Mountaineer Gas Company and WVAWC | Subsequent Event
Commitments And Contingencies [Line Items]
Number of pending lawsuits | lawsuit						4
Monterey | Cal Am
Commitments And Contingencies [Line Items]
Water supply projected area | a							2,500	2,600		2,500
Potential condemnation, asset value																							$ 513,000,000
Potential condemnation, parcels of land | Parcel																						58
Potential condemnation, number of statutory standards incorrectly applied by agency | Standard														2
Potential condemnation, offer rejection amount																			$ 448,800,000
Monterey | Cal Am | SWRCB
Commitments And Contingencies [Line Items]
Approved cost estimates																								$ 279,000,000
Aggregate costs			324,000,000
Allowance for funds used during construction			107,000,000
Cost cap for proposed facilities, final																				$ 62,000,000
Cost cap for extraction wells									$ 11,000,000
Maximum
Commitments And Contingencies [Line Items]
Loss contingency, possible loss			$ 4,000,000
Maximum | West Virginia | WVAWC
Commitments And Contingencies [Line Items]
Natural gas outage inconvenience per household, amount															$ 2,000
Maximum | Monterey | Cal Am | SWRCB
Commitments And Contingencies [Line Items]
Approved recovery amount																				$ 123,000,000					$ 50,000,000